Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 10. Derivative Instruments

The Company enters into natural gas swap contracts from time to time to hedge the exposure to variability in expected future cash flows associated with the fluctuations in the price of natural gas related to the Company’s forecasted sales. As of March 31, 2025 and December 31, 2024, the Company had 4,500,000 and 5,500,000 metric million British thermal unit gas contracts outstanding, respectively.

The Company’s natural gas swap contracts economically hedge certain risks but are not designated as hedges for financial reporting purposes. All changes in the fair value of these derivative instruments are recorded as other revenues in the Condensed Statements of Operations. The Company had unrealized losses and realized losses of $1.7 million and $0.5 million, respectively, for the three months ended March 31, 2025. The Company had no such gains or losses for the three months ended March 31, 2024. The Company records all derivative instruments at fair value and had liabilities recorded of $3.6 million and $1.8 million as of March 31, 2025 and December 31, 2024, respectively.

Note 17—Derivative Instruments

The Company enters into natural gas swap contracts from time to time to hedge the exposure to variability in expected future cash flows associated with the fluctuations in the price of natural gas related to the Company’s forecasted sales. As of December 31, 2024, the company had 5,500,000 metric million British thermal unit gas contracts outstanding. As of December 31, 2023, there were no such natural gas swap contracts outstanding.

The Company’s natural gas swap contracts economically hedge certain risks but are not designated as hedges for financial reporting purposes. All changes in the fair value of these derivative instruments are recorded as other revenues in the Statements of Operations. The Company had an unrealized loss of $1.8 million for the year ended December 31, 2024 and recognized a loss of $1.2 million for the year ended and December 31, 2023.